Leases - Narrative (Q2) (Details) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($) extension	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) extension	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Oct. 15, 2019
Leases [Abstract]
Operating lease minimal annual rate increase							1.50%
Number of lease renewal terms | extension	4		4
Lease renewal term	5 years		5 years
Remaining term of operating lease	15 years 9 months 18 days		15 years 9 months 18 days		16 years 3 months 18 days
Rental income	$ 0.7	$ 0.7	$ 1.4	$ 1.4	$ 2.9	$ 0.6
Intangible lease contractual life of lease			20 years		20 years
Weighted average life of intangible asset			15 years 9 months 18 days		16 years 3 months 18 days
Amortization	$ 0.2	$ 0.2	$ 0.4	$ 0.4	$ 0.8	$ 0.2